FAIR VALUE MEASUREMENTS (Details) - EBP 007 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Investment, plan interest in master trust, fair value	$ 152,100	$ 224,800
Total investments at fair value	4,316,111	4,342,550
Total
EBP, Master Trust [Line Items]
Total investments at fair value	4,284,394	4,311,912
Total | Common stock of International Paper Company
EBP, Master Trust [Line Items]
Investment, plan interest in master trust, fair value	152,139	222,814
Total | Equities
EBP, Master Trust [Line Items]
Investment, plan interest in master trust, fair value	3,049,536	3,120,610
Total | Fixed income
EBP, Master Trust [Line Items]
Investment, plan interest in master trust, fair value	885,146	750,735
Total | Derivatives
EBP, Master Trust [Line Items]
Investment, plan interest in master trust, fair value	899	1,590
Total | Cash and cash equivalents
EBP, Master Trust [Line Items]
Investment, plan interest in master trust, fair value	26,938	49,572
Total | Interest bearing cash
EBP, Master Trust [Line Items]
Investment, plan interest in master trust, fair value	9,735	17,710
Total | Non-cash
EBP, Master Trust [Line Items]
Investment, plan interest in master trust, fair value	3,370	3,632
Total | Self-directed brokerage accounts
EBP, Master Trust [Line Items]
Investment, excluding plan interest in master trust, fair value	156,631	145,249
Active Markets for Identical Assets (Level 1)
EBP, Master Trust [Line Items]
Total investments at fair value	1,105,501	1,351,424
Active Markets for Identical Assets (Level 1) | Common stock of International Paper Company
EBP, Master Trust [Line Items]
Investment, plan interest in master trust, fair value	152,139	222,814
Active Markets for Identical Assets (Level 1) | Equities
EBP, Master Trust [Line Items]
Investment, plan interest in master trust, fair value	763,571	919,596
Active Markets for Identical Assets (Level 1) | Fixed income
EBP, Master Trust [Line Items]
Investment, plan interest in master trust, fair value	0	0
Active Markets for Identical Assets (Level 1) | Derivatives
EBP, Master Trust [Line Items]
Investment, plan interest in master trust, fair value	0	0
Active Markets for Identical Assets (Level 1) | Cash and cash equivalents
EBP, Master Trust [Line Items]
Investment, plan interest in master trust, fair value	26,938	49,572
Active Markets for Identical Assets (Level 1) | Interest bearing cash
EBP, Master Trust [Line Items]
Investment, plan interest in master trust, fair value	9,735	17,710
Active Markets for Identical Assets (Level 1) | Non-cash
EBP, Master Trust [Line Items]
Investment, plan interest in master trust, fair value	0	0
Active Markets for Identical Assets (Level 1) | Self-directed brokerage accounts
EBP, Master Trust [Line Items]
Investment, excluding plan interest in master trust, fair value	153,118	141,732
Other Observable Inputs (Level 2)
EBP, Master Trust [Line Items]
Total investments at fair value	3,176,263	2,956,638
Other Observable Inputs (Level 2) | Common stock of International Paper Company
EBP, Master Trust [Line Items]
Investment, plan interest in master trust, fair value	0	0
Other Observable Inputs (Level 2) | Equities
EBP, Master Trust [Line Items]
Investment, plan interest in master trust, fair value	2,285,965	2,201,014
Other Observable Inputs (Level 2) | Fixed income
EBP, Master Trust [Line Items]
Investment, plan interest in master trust, fair value	883,415	748,475
Other Observable Inputs (Level 2) | Derivatives
EBP, Master Trust [Line Items]
Investment, plan interest in master trust, fair value	0	0
Other Observable Inputs (Level 2) | Cash and cash equivalents
EBP, Master Trust [Line Items]
Investment, plan interest in master trust, fair value	0	0
Other Observable Inputs (Level 2) | Interest bearing cash
EBP, Master Trust [Line Items]
Investment, plan interest in master trust, fair value	0	0
Other Observable Inputs (Level 2) | Non-cash
EBP, Master Trust [Line Items]
Investment, plan interest in master trust, fair value	3,370	3,632
Other Observable Inputs (Level 2) | Self-directed brokerage accounts
EBP, Master Trust [Line Items]
Investment, excluding plan interest in master trust, fair value	3,513	3,517
Significant Unobservable Inputs (Level 3)
EBP, Master Trust [Line Items]
Total investments at fair value	2,630	3,850
Significant Unobservable Inputs (Level 3) | Common stock of International Paper Company
EBP, Master Trust [Line Items]
Investment, plan interest in master trust, fair value	0	0
Significant Unobservable Inputs (Level 3) | Equities
EBP, Master Trust [Line Items]
Investment, plan interest in master trust, fair value	0	0
Significant Unobservable Inputs (Level 3) | Fixed income
EBP, Master Trust [Line Items]
Investment, plan interest in master trust, fair value	1,731	2,260
Significant Unobservable Inputs (Level 3) | Derivatives
EBP, Master Trust [Line Items]
Investment, plan interest in master trust, fair value	899	1,590
Significant Unobservable Inputs (Level 3) | Cash and cash equivalents
EBP, Master Trust [Line Items]
Investment, plan interest in master trust, fair value	0	0
Significant Unobservable Inputs (Level 3) | Interest bearing cash
EBP, Master Trust [Line Items]
Investment, plan interest in master trust, fair value	0	0
Significant Unobservable Inputs (Level 3) | Non-cash
EBP, Master Trust [Line Items]
Investment, plan interest in master trust, fair value	0	0
Significant Unobservable Inputs (Level 3) | Self-directed brokerage accounts
EBP, Master Trust [Line Items]
Investment, excluding plan interest in master trust, fair value	0	0
Investments measured at net asset value | Real Estate Funds
EBP, Master Trust [Line Items]
Investment, plan interest in master trust, fair value	$ 31,717	$ 30,638
Redemption notice period	30 days	30 days